Segmented Information (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure Segmented Information Tables Abstract
Schedule of operating segments

The Company is in the business of mineral exploration and production in the country of Tanzania. Information concerning the Company’s geographic locations is as follows:

	As at August 31, 2019	As at August 31, 2018
Identifiable assets
Canada	$3,567,316	$373,960
Tanzania	34,551,609	52,861,180
	$38,118,925	$53,235,140
Non-current assets
Canada	$14,731	$9,757
Tanzania	33,968,878	51,903,076
	$33,983,609	$51,912,833